UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5696
                                   ---------------------------

                             AXP Global Series, Inc.
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               (Exact name of registrant as specified in charter)


                50606 AXP Financial Center, Minneapolis, MN 55474
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                    (Address of principal executive offices)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 330-9283
                                                    --------------

Date of fiscal year end:   10/31
                         --------

Date of reporting period:  01/31
                          --------

                               PORTFOLIO HOLDINGS
                                      FOR
                       RIVERSOURCE EMERGING MARKETS FUND
                                AT JAN. 31, 2006


Investments in SECURITIES
RiverSource Emerging Markets Fund (formerly Emerging Markets Portfolio)

Jan. 31, 2006 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common Stocks (93.0%)(c)

Issuer                                Shares                   Value(a)

Argentina (0.8%)
Real Estate
IRSA Inversiones y
  Representaciones GDR               369,409(b)              $4,063,499

Brazil (13.5%)
Airlines (1.1%)
GOL Linhas Aereas
  Inteligents ADR                    186,012(d)               5,615,702

Beverages (0.8%)
AmBev ADR                            108,786                  4,455,875

Commercial Banks (1.8%)
UNIBANCO - Uniao de
  Bancos Brasileiros ADR             111,386                  9,380,929

Metals & Mining (1.0%)
Cia Vale do Rio Doce ADR             123,252                  5,469,924

Oil & Gas (4.4%)
Petroleo Brasileiro ADR              266,137                 22,941,009

Paper & Forest Products (0.6%)
Aracruz Celulose ADR                  83,374                  3,271,596

Real Estate (1.1%)
Cyrela Brazil Realty                 389,138                  5,808,030

Specialty Retail (1.6%)
Lojas Renner                         196,262                  8,344,020

Wireless Telecommunication Services (1.1%)
Telesp Celular Participacoes
  ADR                                789,461(d)               3,805,202
TIM Participacoes ADR                 57,701                  2,149,362
Total                                                         5,954,564

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Canada (0.7%)
Metals & Mining
Alamos Gold                          440,900(b)              $3,569,006

Chile (0.8%)
Metals & Mining
Antofagasta                          111,602                  4,043,802

China (3.0%)
Oil & Gas
CNOOC                              9,558,000                  8,070,242
PetroChina Cl H                    7,962,000                  7,749,030
Total                                                        15,819,272

Colombia (0.6%)
Commercial Banks
Bancolombia ADR                       94,358                  3,073,240

Hong Kong (1.4%)
Multiline Retail (0.4%)
Lifestyle Intl Holdings            1,323,500                  1,970,535

Specialty Retail (1.0%)
Esprit Holdings                      612,500                  5,325,572

Hungary (2.3%)
Commercial Banks (1.3%)
OTP Bank                             204,948                  7,078,438

Oil & Gas (1.0%)
MOL Magyar Olaj-es Gazipari           50,953                  5,304,015

India (0.9%)
Construction Materials (0.4%)
Grasim Inds GDR                       70,391                  2,303,194

Tobacco (0.5%)
ITC                                  744,832                  2,614,616

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Indonesia (0.5%)
Machinery
United Tractors                    5,991,135                 $2,448,300

Israel (1.3%)
Electronic Equipment & Instruments (0.7%)
Lipman Electronic
  Engineering                        131,215(b)               3,513,938

Pharmaceuticals (0.6%)
Teva Pharmaceutical
  Inds ADR                            82,777                  3,528,784

Mexico (7.6%)
Construction Materials (1.1%)
CEMEX ADR                             85,682                  5,653,298

Diversified Telecommunication Services (1.4%)
AXTEL Series CPO                   3,030,266(b)               7,421,474

Food & Staples Retailing (0.9%)
Wal-Mart de Mexico
  Series V                           789,512                  4,601,485

Media (1.5%)
Grupo Televisa ADR                    81,164                  6,781,251
Grupo Televisa Series CPO            281,500                  1,176,366
Total                                                         7,957,617

Wireless Telecommunication Services (2.7%)
America Movil ADR
  Series L                           427,567                 14,421,835

Netherlands (0.8%)
Beverages
Efes Breweries Intl GDR              112,049(b)               4,224,247


See accompanying notes to investments in securities.

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1 --  RIVERSOURCE EMERGING MARKETS FUND  --  PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                                Shares                   Value(a)

Russia (6.9%)
Commercial Banks (0.6%)
Sberbank                               2,239                 $3,336,110

Diversified Telecommunication Services (0.4%)
VolgaTelecom                         552,804                  2,189,104

Oil & Gas (4.8%)
LUKOIL ADR                           268,051                 20,505,901
Surgutneftegas ADR                    66,268                  4,552,611
Total                                                        25,058,512

Wireless Telecommunication Services (1.1%)
Mobile Telesystems ADR               161,499                  6,052,983

South Africa (15.2%)
Commercial Banks (2.5%)
ABSA Group                           729,396                 13,477,446

Food & Staples Retailing (0.8%)
Massmart Holdings                    420,201                  4,106,951

Media (1.0%)
Naspers Series N                     243,376                  5,224,386

Metals & Mining (7.2%)
Anglo American                       215,518                  8,345,273
Anglo Platinum                        60,551                  5,039,251
Gold Fields                          596,322                 13,982,451
Impala Platinum Holdings              65,996                 11,442,503
Total                                                        38,809,478

Oil & Gas (1.6%)
Sasol                                212,304                  8,729,144

Specialty Retail (1.6%)
Foschini                             649,724                  6,222,588
Truworths Intl                       477,419                  2,014,210
Total                                                         8,236,798

Wireless Telecommunication Services (0.5%)
MTN Group                            243,008                  2,532,002

South Korea (20.7%)
Automobiles (1.0%)
Hyundai Motor                         56,301                  5,091,203

Commercial Banks (4.9%)
Kookmin Bank                         234,550                 18,631,680
Shinhan Financial Group              186,180                  7,925,634
Total                                                        26,557,314

Construction & Engineering (0.7%)
Hyundai Development                   89,270                  3,517,847

Distributors (0.6%)
Lotte Shopping GDR                   147,313(b,f)             3,044,960

Electrical Equipment (0.7%)
Kumho Electric                        53,489                  3,849,566

Food & Staples Retailing (1.7%)
Shinsegae                             16,974                  8,977,227

Common Stocks (continued)

Issuer                                Shares                   Value(a)

South Korea (cont.)
Food Products (0.7%)
Lotte Confectionery                    3,026                 $3,866,050

Insurance (1.0%)
Samsung Fire & Marine
  Insurance                           40,500                  5,333,921

Machinery (0.7%)
Samsung Heavy Inds                   234,160                  3,763,850

Media (0.2%)
Cheil Communications                   4,061                    920,179

Oil & Gas (0.8%)
SK                                    67,090                  4,139,640

Personal Products (0.9%)
Amorepacific                          12,798                  4,552,229

Semiconductors & Semiconductor Equipment (6.8%)
Samsung Electronics                   47,439                 36,404,501

Taiwan (10.4%)
Computers & Peripherals (1.8%)
Acer                                2,291,302                 5,232,102
Asustek Computer                    1,356,280                 4,433,397
Total                                                         9,665,499

Electronic Equipment & Instruments (1.5%)
Hon Hai Precision
  Industry                         1,191,644                  8,014,122

Real Estate (0.7%)
Hung Poo Real Estate
  Development                      5,612,000                  3,914,655

Semiconductors & Semiconductor Equipment (6.4%)
MediaTek                             202,000                  2,018,799
Siliconware
  Precision Inds                   2,557,000                  3,595,269
Taiwan
  Semiconductor Mfg               13,153,089                 26,125,971
Taiwan
  Semiconductor Mfg ADR              137,885                  1,489,158
Total                                                        33,229,197

Thailand (0.9%)
Commercial Banks
Kasikornbank                       2,554,600                  4,725,879

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Turkey (4.7%)
Beverages (0.6%)
Anadolu Efes Biracilik
  ve Malt Sanayil                     85,437                $2,925,703

Commercial Banks (3.3%)
Akbank                             1,371,046                 11,932,067
Finansbank                           461,044                  2,616,793
Turkiye Vakiflar
  Bankasi Tao Cl D                   471,900(b)               2,928,394
Total                                                        17,477,254

Household Durables (0.8%)
Arcelik                              473,805                  4,446,180

Total Common Stocks
(Cost: $344,640,695)                                       $492,347,706

Preferred Stocks (4.3%)(c)

Issuer                                Shares                   Value(a)

Brazil (2.7%)
Banco Bradesco                       213,272                 $8,391,978
Banco Itau Holding
  Financeira                         181,800                  5,525,536
Total                                                        13,917,514

Russia (1.6%)
Transneft                              3,492                  8,590,320

Total Preferred Stocks
(Cost: $15,716,229)                                         $22,507,834

Short-Term Securities (2.8%)(e)

Issuer                        Effective     Amount             Value(a)
                                yield     payable at
                                           maturity
Commercial Paper
Falcon Asset Securitization
  02-14-06                      4.43%     $5,000,000(g)      $4,991,406
Kitty Hawk Funding
  02-02-06                      4.32       5,000,000(g)       4,998,800
Thunder Bay Funding LLC
  02-07-06                      4.43       5,000,000(g)       4,995,693
Total                                                        14,985,899

Total Short-Term Securities
(Cost: $14,987,728)                                         $14,985,899

Total Investments in Securities
(Cost: $375,344,652)(h)                                    $529,841,439


See accompanying notes to investments in securities.

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2 --  RIVERSOURCE EMERGING MARKETS FUND  --  PORTFOLIO HOLDINGS AT JAN. 31, 2006

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2005.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d)   At Jan. 31, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.6% of net assets. 2.2% of net assets is the Fund's cash equivalent position.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2006, is as follows:

      Security                         Acquisition                       Cost
                                          dates

      Lotte Shopping GDR Common Stock   01-27-06                   $3,044,960

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2006, the value of these securities amounted to $14,985,899 or 2.8% of net assets.

(h) At Jan. 31, 2006, the cost of securities for federal income tax purposes was approximately $375,345,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $156,144,000
      Unrealized depreciation                                   (1,648,000)
      Net unrealized appreciation                              $154,496,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

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3 --  RIVERSOURCE EMERGING MARKETS FUND  --  PORTFOLIO HOLDINGS AT JAN. 31, 2006

                             PORTFOLIO HOLDINGS FOR
                                  RIVERSOURCE
                              GLOBAL BALANCED FUND
                                AT JAN. 31, 2006


Investments in SECURITIES
RiverSource Global Balanced Fund

Jan. 31, 2006 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common Stocks (68.4%)(c)

Issuer                                Shares                   Value(a)

Australia (1.4%)
Metals & Mining
Newcrest Mining                       53,494                 $1,062,509
Zinifex                              139,672                    831,200
Total                                                         1,893,709

Bermuda (0.4%)
Insurance
PartnerRe                              9,517                    587,960

Brazil (0.9%)
Metals & Mining (0.6%)
Cia Vale do Rio Doce ADR              19,300                    856,534

Paper & Forest Products (0.3%)
Aracruz Celulose ADR                  11,230                    440,665

Canada (1.3%)
Airlines (0.3%)
ACE Aviation Holdings Cl A            14,400(b)                 450,079

Electrical Equipment (0.1%)
Harbin Power Equipment
  Cl H                               150,000                    118,917

Metals & Mining (0.5%)
Cameco                                 9,100                    717,374

Road & Rail (0.4%)
Canadian Pacific Railway              10,100                    485,137

Czechoslovakia Federated
  Republic (0.3%)
Pharmaceuticals
Zentiva GDR                            6,965(b,d)               349,270

Finland (0.2%)
Communications Equipment
Nokia                                 16,000                    292,596

Common Stocks (continued)

Issuer                                Shares                   Value(a)

France (1.9%)
Commercial Banks (0.4%)
BNP Paribas                            5,377                   $479,565

Electrical Equipment (0.6%)
Schneider Electric                     9,218                    963,268

Oil & Gas (0.3%)
Total                                  1,359                    375,180

Pharmaceuticals (0.6%)
Sanofi-Aventis                         9,137                    837,673

Germany (2.6%)
Chemicals (0.3%)
Bayer                                 10,362                    432,748

Electric Utilities (0.6%)
E.ON                                   7,921                    884,808

Health Care Providers & Services (0.8%)
Fresenius Medical Care                 8,596                    916,339

Software (0.3%)
SAP                                    2,334                    477,873

Thrifts & Mortgage Finance (0.6%)
Hypo Real Estate Holding              12,580                    820,855

Greece (0.6%)
Construction Materials
TITAN Cement                          19,722                    867,504

Hong Kong (2.6%)
Distributors (0.3%)
Li & Fung                            250,000                    464,067

Multiline Retail (0.2%)
Lifestyle Intl Holdings              228,000                    339,465

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Hong Kong (cont.)
Real Estate (1.4%)
Hang Lung Properties                 286,000                   $556,700
New World Development                621,600                    909,463
Sun Hung Kai Properties               25,000                    258,943
Total                                                         1,725,106

Specialty Retail (0.7%)
Esprit Holdings                      111,500                    969,471

India (0.6%)
Commercial Banks (0.1%)
State Bank of India GDR                2,213(d)                 102,174

IT Services (0.5%)
Infosys Technologies ADR               8,935                    681,473

Italy (0.5%)
Oil & Gas
Eni                                   22,243                    672,443

Japan (10.9%)
Automobiles (0.7%)
Honda Motor                           16,100                    914,118

Capital Markets (1.3%)
Nomura Holdings                       46,000                    898,039
Tokai Tokyo Securities               130,000                    919,864
Total                                                         1,817,903

Commercial Banks (2.1%)
Bank of Yokohama                      85,000                    688,406
Chiba Bank                            51,000                    461,304
Mitsubishi UFJ Financial
  Group                                   87                  1,253,453
Mizuho Financial Group                    61                    499,233
Total                                                         2,902,396

Consumer Finance (0.2%)
Aiful                                  4,950                    334,220


See accompanying notes to investments in securities.

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1  --  RIVERSOURCE GLOBAL BALANCED FUND  --  PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                                Shares                   Value(a)

Japan (cont.)
Electronic Equipment & Instruments (0.6%)
Hoya                                  21,200                   $849,446

Household Durables (2.4%)
Daito Trust Construction              12,900                    604,859
Daiwa House Industry                  35,000                    587,809
GOLDCREST                              7,770                    682,276
Sekisui Chemical                      82,000                    636,846
Sharp                                 39,000                    713,172
Total                                                         3,224,962

Insurance (1.0%)
Nisshin Fire & Marine
  Insurance                           56,000                    241,569
T&D Holdings                          16,250                  1,159,527
Total                                                         1,401,096

Machinery (1.1%)
AMADA                                 93,000                    842,788
Komatsu                               39,000                    719,821
Total                                                         1,562,609

Office Electronics (0.3%)
Canon                                  6,200                    374,220

Real Estate (0.7%)
Mitsui Fudosan                        44,000                    926,513

Transportation Infrastructure (0.5%)
Kamigumi                              72,000                    635,294

Mexico (0.6%)
Wireless Telecommunication Services
America Movil ADR Series L            23,843                    804,224

Netherlands (1.1%)
Diversified Financial Services (0.6%)
ING Groep                             22,037                    786,445

Food Products (0.5%)
Royal Numico                          15,469(b)                 702,985

Russia (0.6%)
Wireless Telecommunication Services
Mobile Telesystems ADR                20,254                    759,120

Singapore (0.3%)
Real Estate
City Developments                     86,000                    453,469

South Africa (0.3%)
Food & Staples Retailing
Massmart Holdings                     46,197                    451,519

South Korea (3.9%)
Chemicals (0.4%)
Hanwha Chemical                       35,220                    578,904

Commercial Banks (1.6%)
Kookmin Bank                          11,120                    883,327
Shinhan Financial Group               28,210                  1,200,892
Total                                                         2,084,219

Common Stocks (continued)

Issuer                                Shares                   Value(a)

South Korea (cont.)
Metals & Mining (0.6%)
POSCO                                  3,838                   $877,610

Semiconductors & Semiconductor Equipment (1.3%)
Samsung Electronics                    2,359                  1,810,287

Spain (0.3%)
IT Services
Indra Sistemas                        20,562                    397,509

Sweden (0.3%)
Communications Equipment
Telefonaktiebolaget LM
  Ericsson Cl B                      122,557                    442,263

Switzerland (4.6%)
Capital Markets (2.1%)
Credit Suisse Group                   22,561                  1,317,617
UBS                                   14,366                  1,562,255
Total                                                         2,879,872

Chemicals (0.4%)
Syngenta                               4,341(b)                 551,880

Food Products (0.5%)
Nestle                                 2,324                    681,818

Health Care Equipment & Supplies (0.4%)
Nobel Biocare Holding                  2,554                    579,455

Pharmaceuticals (1.2%)
Novartis                               8,622                    473,529
Roche Holding                          7,319                  1,156,656
Total                                                         1,630,185

Taiwan (0.9%)
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Mfg             297,253                    590,433
Taiwan Semiconductor Mfg
  ADR                                 58,968                    636,855
Total                                                         1,227,288

United Kingdom (5.0%)
Capital Markets (0.7%)
3i Group                              59,047                    963,150

Chemicals (0.4%)
BOC Group                             23,244                    612,753

Commercial Banks (0.5%)
Standard Chartered                    25,858                    641,647

Electric Utilities (0.9%)
British Energy Group                 109,062(b)               1,183,396

Food & Staples Retailing (0.4%)
Tesco                                107,556                    608,399

Food Products (0.3%)
Cadbury Schweppes                     46,698                    458,526

Hotels, Restaurants & Leisure (0.5%)
InterContinental Hotels
  Group                               42,843                    659,971

Common Stocks (continued)

Issuer                                Shares                   Value(a)

United Kingdom (cont.)
Metals & Mining (1.0%)
BHP Billiton                          70,708                 $1,306,177

Oil & Gas (0.3%)
BP                                    38,380                    461,507

United States (26.3%)
Aerospace & Defense (0.8%)
United Technologies                   19,895                  1,161,271

Biotechnology (1.0%)
Amgen                                  9,687(b)                 706,085
ViroPharma                            29,141(b)                 676,363
Total                                                         1,382,448

Capital Markets (1.5%)
E*TRADE Financial                     46,152(b)               1,097,956
Goldman Sachs Group                    3,578                    505,393
Lehman Brothers Holdings               3,627                    509,412
Total                                                         2,112,761

Communications Equipment (0.6%)
Cisco Systems                         41,203(b)                 765,140

Computers & Peripherals (0.2%)
Dell                                   8,361(b)                 245,061

Consumer Finance (0.5%)
American Express                      12,440                    652,478

Diversified Financial Services (0.9%)
CIT Group                             14,931                    796,420
Citigroup                              9,137                    425,601
Total                                                         1,222,021

Food & Staples Retailing (0.5%)
Walgreen                              14,857                    643,011

Health Care Equipment & Supplies (1.1%)
St Jude Medical                       15,756(b)                 774,093
Thermo Electron                       20,072(b)                 675,222
Total                                                         1,449,315

Health Care Providers & Services (1.3%)
CIGNA                                  4,957                    602,771
Laboratory Corp of America
  Holdings                             8,039(b)                 471,487
WellPoint                              9,510(b)                 730,369
Total                                                         1,804,627

Household Durables (0.5%)
DR Horton                             19,900                    742,668

Insurance (1.0%)
American Intl Group                    8,578                    561,516
Genworth Financial Cl A               25,244                    826,993
Total                                                         1,388,509

Internet Software & Services (0.5%)
Google Cl A                            1,537(b)                 665,905

Machinery (0.9%)
Caterpillar                           18,406                  1,249,767


See accompanying notes to investments in securities.

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2  --  RIVERSOURCE GLOBAL BALANCED FUND  --  PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                                Shares                   Value(a)

United States (cont.)
Media (0.2%)
RH Donnelley                           5,028(b)                $329,915

Multi-Utilities & Unregulated Power (0.7%)
Mirant                                33,405(b)                 935,340

Oil & Gas (5.7%)
EOG Resources                         14,175                  1,198,355
Forest Oil                            18,475(b)                 951,463
Kerr-McGee                            11,238                  1,240,563
Marathon Oil                          10,882                    836,499
Occidental Petroleum                   9,772                    954,822
Ultra Petroleum                       18,244(b)               1,255,005
Valero Energy                         23,592                  1,472,848
Total                                                         7,909,555

Pharmaceuticals (1.9%)
Abbott Laboratories                   13,875                    598,706
Johnson & Johnson                     23,003                  1,323,593
Pfizer                                25,464                    653,916
Total                                                         2,576,215

Real Estate (0.5%)
CB Richard Ellis Group Cl A           10,624(b)                 670,587

Road & Rail (0.4%)
Norfolk Southern                      10,068                    501,789

Semiconductors & Semiconductor Equipment (0.8%)
Freescale Semiconductor Cl A          25,684(b)                 646,209
Intel                                 22,380                    476,023
Total                                                         1,122,232

Software (2.0%)
Adobe Systems                         19,862                    788,919
Microsoft                             67,023                  1,886,697
Total                                                         2,675,616

Specialty Retail (1.0%)
Home Depot                            21,219                    860,431
Staples                               19,595                    464,597
Total                                                         1,325,028

Tobacco (0.4%)
Altria Group                           7,171                    518,750

Wireless Telecommunication Services (1.4%)
American Tower Cl A                   48,154(b)               1,489,885
Leap Wireless Intl                    12,004(b)                 444,148
Total                                                         1,934,033

Total Common Stocks
(Cost: $72,495,786)                                         $93,723,650

Other (--%)(c)

Issuer                                Shares                   Value(a)

Singapore
City Development
  Warrants                            12,600(b,h)               $47,012

Total Other
(Cost: $--)                                                     $47,012

Bonds (29.3%)(c)

Issuer                        Coupon        Principal          Value(a)
                                rate           amount

Australia (0.5%)
New South Wales Treasury
  (Australian Dollar)
   03-01-08                     8.00%         800,000          $635,537

Austria (1.0%)
Oesterreichische Kontrollbank
  (Japanese Yen)
   03-22-10                     1.80      160,000,000         1,423,260

Belgium (0.5%)
Govt of Belgium
  (European Monetary Unit)
   12-24-12                     8.00          450,000           701,500

Canada (1.4%)
Govt of Canada
  (Canadian Dollar)
   09-01-08                     4.25        1,600,000         1,415,319
Province of British Columbia
  (Canadian Dollar)
   12-01-06                     5.25          500,000           443,784
Total                                                         1,859,103

Denmark (0.2%)
Realkredit Danmark
  (Danish Krone)
   01-01-08                     4.00        1,720,000           284,603

France (1.8%)
French Treasury Note
  (European Monetary Unit)
   07-12-08                     3.00          300,000           364,292
Govt of France
  (European Monetary Unit)
   04-25-13                     4.00          500,000           631,900
   10-25-14                     4.00        1,170,000         1,479,896
Total                                                         2,476,088

Germany (4.5%)
Allgemeine Hypothekenbank Rheinboden
  (European Monetary Unit)
   09-02-09                     5.00          850,000(d)      1,086,409
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-08                     4.75          725,000           916,135
   07-04-09                     4.50           85,000           107,828
   07-04-10                     5.25          850,000         1,118,783
   06-20-16                     6.00          434,598           642,125
   07-04-27                     6.50          400,000           682,079
Bundesschatzanweisungen
  (European Monetary Unit)
   12-15-06                     2.25          400,000           484,044
   12-14-07                     2.75          400,000           484,582
Rheinische Hypothekenbank
  (European Monetary Unit)
   09-24-08                     4.25          550,000           686,928
Total                                                         6,208,913

Bonds (continued)

Issuer                        Coupon        Principal          Value(a)
                                rate           amount

Greece (3.5%)
Hellenic Republic
  (European Monetary Unit)
   06-21-06                     2.75%       2,000,000        $2,431,261
   04-18-08                     3.50          100,000           122,531
   04-20-09                     3.50          800,000           979,946
   05-20-13                     4.60          400,000           519,077
   10-22-22                     5.90          500,000           751,687
Total                                                         4,804,502

Italy (4.4%)
Buoni Poliennali Del Tesoro
  (European Monetary Unit)
   11-01-09                     4.25          400,000           504,091
   08-01-11                     5.25          200,000           266,275
   08-01-13                     4.25          600,000           765,080
   08-01-14                     4.25          720,000           917,810
   08-01-15                     3.75        1,100,000         1,345,660
   02-01-20                     4.50          350,000           454,499
   11-01-29                     5.25          600,000           865,681
   08-01-34                     5.00          500,000           703,462
   02-01-37                     4.00          150,000           179,987
Total                                                         6,002,545

Japan (2.9%)
Govt of Japan
  (Japanese Yen)
   03-20-09                     0.60       45,000,000           384,046
   06-22-09                     1.40       20,000,000           175,075
   12-21-09                     1.70      162,000,000         1,433,838
   06-20-13                     0.50      134,000,000         1,077,023
   09-20-15                     1.40       50,000,000           420,806
   09-20-25                     2.10       50,000,000           429,900
Total                                                         3,920,688

Netherlands (0.5%)
Govt of Netherlands
  (European Monetary Unit)
   07-15-12                     5.00          500,000           665,879

Norway (0.3%)
Govt of Norway
  (Norwegian Krone)
   05-16-11                     6.00        2,100,000           352,566

Poland (0.2%)
Republic of Poland
  (Polish Zloty)
   03-24-10                     5.75          800,000           263,109

Spain (0.3%)
Govt of Spain
  (European Monetary Unit)
   07-30-09                     5.15          350,000           453,159

Supra-National (0.4%)
Intl Bank Reconstruction & Development
  (Japanese Yen)
   02-18-08                     2.00       55,000,000           486,998

Sweden (0.2%)
Govt of Sweden
  (Swedish Krona)
   03-15-11                     5.25        2,000,000           287,716


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3  --  RIVERSOURCE GLOBAL BALANCED FUND  --  PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                        Coupon        Principal          Value(a)
                                rate           amount

United Kingdom (1.5%)
Greater Beijing First Expressways
  Sr Nts
   06-15-07                     9.50%        $170,000(b,e,h)        $--
United Kingdom Treasury
  (British Pound)
   03-07-07                     4.50          240,000           427,808
   07-12-11                     9.00          410,000           896,220
   09-27-13                     8.00          340,000           754,357
Total                                                         2,078,385

United States (5.2%)
ConocoPhillips
   03-15-28                     7.13          200,000           208,225
Federal Natl Mtge Assn
   07-15-08                     3.88          700,000           685,487
   05-15-10                     4.13          415,000           404,300
U.S. Treasury
   07-31-06                     2.75        1,500,000         1,486,757
   09-30-06                     2.50          200,000           197,281
   02-15-07                     2.25          500,000           488,223
   02-15-09                     3.00          500,000           478,905
   11-15-12                     4.00          200,000           193,867
   05-15-15                     4.13          470,000           455,221
   08-15-20                     8.75          800,000         1,135,875
   08-15-23                     6.25          100,000           117,719
   02-15-26                     6.00          524,000           608,147
   05-15-30                     6.25          300,000           365,848
U.S. Treasury Inflation-Indexed Bond
   01-15-15                     1.63          372,643(g)        361,370
Total                                                         7,187,225

Total Bonds
(Cost: $39,026,813)                                         $40,091,776

Short-Term Securities (0.8%)

Issuer                      Effective         Amount           Value(a)
                              yield         payable at
                                             maturity

Commercial Paper
Alpine Securitization
   02-01-06                     4.48%      $1,100,000(f)     $1,099,863

Total Short-Term Securities
(Cost: $1,100,000)                                           $1,099,863

Total Investments in Securities
(Cost: $112,622,599)(i)                                    $134,962,301


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4  --  RIVERSOURCE GLOBAL BALANCED FUND  --  PORTFOLIO HOLDINGS AT JAN. 31, 2006

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2006, the value of these securities amounted to $1,537,853 or 1.1% of net assets.

(e)   Negligible market value.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2006, the value of these securities amounted to $1,099,863 or 0.8% of net assets.

(g) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2006, is as follows:

      Security                         Acquisition                         Cost
                                          dates
      City Development
        Warrants                        05-04-04                            $--

      Greater Bejing First Expressways
        9.50% Sr Nts 2007               06-12-97                         51,391

(i) At Jan. 31, 2006, the cost of securities for federal income tax purposes was approximately $112,623,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $23,871,000
      Unrealized depreciation                                       (1,532,000)
      Net unrealized appreciation                                   $22,339,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of the McGraw-Hill Companies, Inc.


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
5  --  RIVERSOURCE GLOBAL BALANCED FUND  --  PORTFOLIO HOLDINGS AT JAN. 31, 2006

                               PORTFOLIO HOLDINGS
                                      FOR
                          RIVERSOURCE GLOBAL BOND FUND
                                AT JAN. 31, 2006


Investments in SECURITIES
RiverSource Global Bond Fund (formerly World Income Portfolio)

Jan. 31, 2006 (Unaudited)
(Percentages represent value of investments compared to net assets)



Bonds (97.3%)(c)

Issuer                        Coupon        Principal          Value(a)
                                rate           amount

Australia (1.9%)
Commonwealth Bank of Australia
  (European Monetary Unit)
  Sr Unsub
   11-12-09                     3.38%         570,000          $695,319
New South Wales Treasury
  (Australian Dollar)
   03-01-08                     8.00        8,020,000         6,371,254
Telstra
   04-01-12                     6.38          500,000           524,444
Western Australian Treasury
  (Australian Dollar)
   10-16-06                     5.50        3,050,000         2,312,323
Total                                                         9,903,340

Austria (1.1%)
Republic of Austria
  (European Monetary Unit)
   01-15-10                     5.50        4,340,000         5,723,163

Belgium (3.0%)
Kingdom of Belgium
  (European Monetary Unit)
   03-28-10                     3.00        8,515,000        10,271,062
   09-28-10                     5.75        4,265,000         5,741,693
Total                                                        16,012,755

Brazil (0.2%)
Federal Republic of Brazil
   01-15-18                     8.00        1,129,000         1,234,562

Canada (2.4%)
Aquila Canada Finance
   06-15-11                     7.75          140,000           143,850
Canada Housing Trust #1
  (Canadian Dollar)
   06-15-06                     5.53        3,030,000         2,677,892
Canadian Pacific Railway
  (Canadian Dollar)
   06-15-10                     4.90          380,000(d)        338,831

Bonds (continued)

Issuer                        Coupon        Principal          Value(a)
                                rate           amount

Canada (cont.)
Province of British Columbia
  (Canadian Dollar)
   08-23-10                     6.38%       6,665,000        $6,377,919
Province of Ontario
  (Canadian Dollar)
   03-08-06                     5.90        3,300,000         2,904,289
Sun Media
   02-15-13                     7.63          100,000           103,250
Videotron Ltee
   01-15-14                     6.88           45,000            45,675
   12-15-15                     6.38           80,000(d)         79,200
Total                                                        12,670,906

Czechoslovakia Federated Republic (0.3%)
Republic of Czechoslovakia
  (Czech Crown)
   06-16-13                     3.70       33,500,000         1,474,401

Denmark (0.7%)
Realkredit Danmark
  (Danish Krone)
   01-01-08                     4.00       23,900,000         3,954,654

France (6.3%)
Dexia Municipal Agency
  (European Monetary Unit)
   09-03-07                     4.25          510,000           631,774
France Telecom
   03-01-06                     7.20          550,000           551,049
Govt of France
  (European Monetary Unit)
   04-25-12                     5.00        8,680,000        11,541,755
   04-25-13                     4.00        8,825,000        11,153,039
   10-25-16                     5.00        7,025,000         9,653,479
Total                                                        33,531,096


Bonds (continued)

Issuer                        Coupon        Principal          Value(a)
                                rate           amount

Germany (9.5%)
Allgemeine Hypothekenbank Rheinboden
  (European Monetary Unit)
   09-02-09                     5.00%       2,030,000(d)     $2,594,602
Bayerische Landesbank
  (Japanese Yen) Sr Nts
   04-22-13                     1.40      301,000,000         2,583,420
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-10                     5.38          530,000           695,680
   07-04-13                     3.75       11,390,000        14,149,651
   07-04-27                     6.50        7,070,000        12,055,738
   07-04-28                     4.75        1,970,000         2,758,090
   07-04-34                     4.75        4,640,000         6,612,126
DEPFA Deutsche Pfandbriefbank
  (European Monetary Unit)
   01-15-10                     5.50        2,200,000         2,891,965
Deutsche Bank
  (European Monetary Unit)
  Sr Unsub
   07-28-09                     4.25          500,000           627,660
Landesbank Berlin Girozentrale
  (European Monetary Unit)
   04-30-07                     5.00        2,130,000         2,651,406
Rheinische Hypothekenbank
  (European Monetary Unit)
   07-05-10                     5.75        2,200,000         2,935,284
Total                                                        50,555,622

Greece (4.3%)
Hellenic Republic
  (European Monetary Unit)
   06-21-06                     2.75        7,600,000         9,238,791
   04-19-07                     4.65        5,875,000         7,287,486
   10-22-22                     5.90        4,090,000         6,148,801
Total                                                        22,675,078


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1  ~-   RIVERSOURCE GLOBAL BOND FUND   ~-   PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                        Coupon        Principal          Value(a)
                                rate           amount

Ireland (2.5%)
Irish Govt
  (European Monetary Unit)
   10-18-07                     4.25%      10,720,000       $13,309,294

Italy (4.6%)
Buoni Poliennali Del Tesoro
  (European Monetary Unit)
   11-01-07                     6.00       12,470,000        15,922,631
   11-01-26                     7.25        3,486,283         6,183,167
Telecom Italia Capital
   10-01-15                     5.25        1,645,000         1,577,602
   11-15-33                     6.38          715,000           706,566
Total                                                        24,389,966

Japan (9.1%)
Development Bank of Japan
  (Japanese Yen)
   06-20-12                     1.40      650,000,000         5,622,893
Govt of Japan
  (Japanese Yen)
   12-21-09                     1.70    2,146,000,000        18,993,910
   03-22-10                     1.70      320,000,000         2,832,183
   09-20-10                     0.80      208,000,000         1,771,566
   06-20-12                     1.40      700,000,000         6,053,353
   12-20-12                     1.00    1,276,000,000        10,705,325
   12-20-14                     1.30      247,000,000         2,072,477
   12-20-34                     2.40       61,000,000           522,483
Total                                                        48,574,190

Luxembourg (0.2%)
Tyco Intl Group
   02-15-11                     6.75          900,000           954,870

Malaysia (0.3%)
Petronas Capital
   05-22-12                     7.00        1,500,000(d)      1,641,348

Mexico (0.4%)
Govt of Mexico
  (Mexican Peso)
   12-24-09                     9.00       16,000,000         1,603,295
United Mexican States
  (Japanese Yen)
   06-06-06                     6.75       62,000,000           539,977
Total                                                         2,143,272

Netherlands (3.1%)
Bank Nederlandse Gemeenten
  (British Pound) Sr Unsub
   08-06-07                     7.38        1,160,000         2,143,620
Govt of Netherlands
  (European Monetary Unit)
   01-15-08                     2.50        9,085,000        10,958,271
   07-15-12                     5.00        2,555,000         3,402,640
Total                                                        16,504,531

New Zealand (1.1%)
Govt of New Zealand
  (New Zealand Dollar)
   11-15-06                     8.00        8,425,000         5,864,597


Bonds (continued)

Issuer                        Coupon        Principal          Value(a)
                                rate           amount

Norway (1.2%)
Govt of Norway
  (Norwegian Krone)
   05-16-11                     6.00%      36,800,000        $6,178,292

Poland (1.3%)
Republic of Poland
  (Polish Zloty)
   03-24-10                     5.75       21,190,000         6,969,106

South Africa (0.4%)
Republic of South Africa
  (South African Rand)
   08-31-10                    13.00       10,357,500         2,086,893

South Korea (0.1%)
Korea Development Bank
  (Japanese Yen)
   06-25-08                     0.98       70,000,000           597,600

Spain (3.2%)
Caja de Ahorros y Monte de Piedad de Madrid
  (European Monetary Unit)
   03-25-11                     3.50        2,800,000         3,419,174
Govt of Spain
  (European Monetary Unit)
   07-30-09                     5.15       10,710,000        13,866,671
Total                                                        17,285,845

Supra-National (1.0%)
European Investment Bank
  (British Pound)
   12-07-11                     5.50        2,910,000         5,442,704

Sweden (0.5%)
Govt of Sweden
  (Swedish Krona)
   03-15-11                     5.25       18,620,000         2,678,637

United Kingdom (4.7%)
BT Group
   12-15-10                     8.38          550,000           623,323
Greater Beijing First Expressways
  Sr Nts
   06-15-07                     9.50        8,750,000(b,h,j)         --
HBOS Treasury Services
  (European Monetary Unit)
   02-12-09                     3.50        2,000,000         2,449,249
United Kingdom Treasury
  (British Pound)
   03-07-12                     5.00        6,350,000        11,760,744
   09-07-14                     5.00        5,390,000        10,153,404
Total                                                        24,986,720

United States (33.9%)
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08                     2.76          500,000(d,l)      488,849
Airgas
   10-01-11                     9.13          195,000           207,432
Allied Waste North America
  Series B
   04-01-08                     8.88           50,000            52,688

Bonds (continued)

Issuer                        Coupon        Principal          Value(a)
                                rate           amount

United States (cont.)
AmeriCredit Automobile Receivables Trust
  Series 2005-DA Cl A3
   12-06-10                     4.87%        $525,000          $523,934
AmerisourceBergen
   09-15-15                     5.88          285,000(d)        288,563
ANR Pipeline
   03-15-10                     8.88           45,000            48,139
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-11                     4.29        1,250,000(d,l)    1,209,588
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42                     4.88          750,000(f)        743,836
Banc of America Commercial Mtge
  Series 2005-6 Cl A4
   09-10-47                     5.18        1,400,000(f)      1,396,898
Banc of America Large Loan
  Series 2005-BOCA Cl A1
   12-15-16                     4.69          674,195(d,e,f)    674,369
Banc of America Large Loan
  Series 2005-BOCA Cl A2
   12-15-16                     4.74        1,950,000(d,e,f)  1,951,008
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40                     4.00          595,012(f)        575,323
Bear Stearns Commercial Mtge Securities
  Series 2004-T16 Cl A3
   02-13-46                     4.03          600,000(f)        578,521
Bear Stearns Commercial Mtge Securities
  Series 2005-PW10 Cl A4
   12-11-40                     5.41          900,000(f)        907,843
Bear Stearns Commercial Mtge Securities
  Series 2005-PWR8 Cl A1
   06-11-41                     4.21        1,483,270(f)      1,456,912
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
   10-12-42                     5.16          500,000(f)        490,040
Boyd Gaming
  Sr Sub Nts
   02-01-16                     7.13          120,000           119,100
Caesars Entertainment
  Sr Nts
   04-15-13                     7.00          575,000           611,255
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14                     4.46        1,881,821(d,f)    1,844,731
Capital Auto Receivables Asset Trust
  Series 2004-1
   09-15-10                     2.84          700,000           678,731
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09                     4.08        1,000,000           984,780
Cardinal Health
   06-15-15                     4.00        1,450,000         1,294,327
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10                     4.35          500,000           493,087
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30                     5.68        1,100,000(f)      1,124,057

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   ~-   RIVERSOURCE GLOBAL BOND FUND   ~-   PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                        Coupon        Principal          Value(a)
                                rate           amount

United States (cont.)
Chesapeake Energy
   01-15-15                     7.75%        $115,000          $122,188
   08-15-17                     6.50          175,000           174,125
Chesapeake Energy
  Sr Nts
   06-15-14                     7.50           30,000            31,913
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51                     4.15        1,656,173(d,f)    1,625,530
Citigroup
  (European Monetary Unit) Sr Nts
   05-21-10                     3.88        2,600,000         3,218,974
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl A4
   07-15-44                     5.23        1,000,000(f)      1,002,443
CMS Energy
  Sr Nts
   01-15-09                     7.50          140,000           144,200
Colorado Interstate Gas
  Sr Nts
   03-15-15                     5.95           35,000            34,254
   11-15-15                     6.80          200,000(d)        209,250
Comcast Cable Communications Holdings
   03-15-13                     8.38          106,000           121,328
Copano Energy LLC
  Sr Nts
   03-01-16                     8.13          10,000(d,g)        10,000
Cott Beverages USA
   12-15-11                     8.00          200,000           204,500
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-64CB Cl 1A1
   12-25-35                     5.50        2,220,731(f)      2,215,204
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
   04-25-35                     7.50        1,256,008(f)      1,300,036
Crown Americas LLC/Capital
  Sr Nts
   11-15-15                     7.75          150,000(d)        155,625
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36                     4.49        1,117,132(f)      1,096,142
CS First Boston Mtge Securities
  Series 2005-C5 Cl A2
   08-15-38                     5.10          525,000(f)        523,709
DaimlerChrysler NA Holding
  (European Monetary Unit)
   01-16-07                     5.63          670,000            833,305
Denbury Resources
  Sr Sub Nts
   12-15-15                     7.50           20,000            20,700
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10                     8.50           85,000            89,781
DRS Technologies
  Sr Nts
   02-01-16                     6.63          385,000           387,888

Bonds (continued)

Issuer                        Coupon        Principal          Value(a)
                                rate           amount

United States (cont.)
DRS Technologies
  Sr Sub Nts
   02-01-18                     7.63%         $70,000           $71,050
Echostar DBS
   02-01-16                     7.13         135,000(d,g)       133,313
Encore Acquisition
  Sr Sub Nts
   04-15-14                     6.25          140,000           136,500
ERAC USA Finance
   05-01-15                     5.60        1,635,000(d)      1,626,486
Federal Home Loan Mtge Corp
   07-12-10                     4.13        6,816,000         6,627,060
Federal Home Loan Mtge Corp #A11799
   08-01-33                     6.50          260,734(f)        267,151
Federal Home Loan Mtge Corp #A15881
   11-01-33                     5.00        1,417,367(f)      1,374,288
Federal Home Loan Mtge Corp #E91486
   09-01-17                     6.50          420,288(f)        431,262
Federal Home Loan Mtge Corp #E99684
   10-01-18                     5.00          795,907(f)        788,002
Federal Home Loan Mtge Corp #G01535
   04-01-33                     6.00        1,933,893(f)      1,966,512
Federal Home Loan Mtge Corp
  (European Monetary Unit)
   02-15-07                     4.63        3,730,000         4,612,510
Federal Natl Mtge Assn #254632
   02-01-18                     5.50        1,811,953(f)      1,824,504
Federal Natl Mtge Assn #254686
   04-01-18                     5.50        2,060,061(f)      2,073,707
Federal Natl Mtge Assn #254722
   05-01-18                     5.50        1,072,893(f)      1,080,000
Federal Natl Mtge Assn #360800
   01-01-09                     5.74        1,173,142(f)      1,188,306
Federal Natl Mtge Assn #545874
   08-01-32                     6.50          319,175(f)        328,769
Federal Natl Mtge Assn #555528
   04-01-33                     6.00        1,474,638(f)      1,491,649
Federal Natl Mtge Assn #555734
   07-01-23                     5.00        1,106,142(f)      1,080,269
Federal Natl Mtge Assn #555740
   08-01-18                     4.50        1,765,887(f)      1,718,636
Federal Natl Mtge Assn #575487
   04-01-17                     6.50          964,331(f)        994,880
Federal Natl Mtge Assn #621581
   12-01-31                     6.50          356,715(f)        369,264
Federal Natl Mtge Assn #633966
   03-01-17                     6.00          252,072(f)        257,674
Federal Natl Mtge Assn #634749
   03-01-17                     5.50          969,168(f)        977,018
Federal Natl Mtge Assn #640996
   05-01-32                     7.50          606,429(f)        634,934
Federal Natl Mtge Assn #643381
   06-01-17                     6.00          604,117(f)        617,544
Federal Natl Mtge Assn #645053
   05-01-32                     7.00        1,226,936(f)      1,275,211
Federal Natl Mtge Assn #646147
   06-01-32                     7.00          495,708(f)        518,387
Federal Natl Mtge Assn #652284
   08-01-32                     6.50          565,953(f)        581,310

Bonds (continued)

Issuer                        Coupon        Principal          Value(a)
                                rate           amount

United States (cont.)
Federal Natl Mtge Assn #653145
   07-01-17                     6.00%        $346,257(f)      $354,602
Federal Natl Mtge Assn #653730
   09-01-32                     6.50          296,796(f)       305,885
Federal Natl Mtge Assn #655589
   08-01-32                     6.50        1,901,720(f)     1,964,299
Federal Natl Mtge Assn #666424
   08-01-32                     6.50          288,636(f)       296,467
Federal Natl Mtge Assn #670461
   11-01-32                     7.50          491,107(f)       514,191
Federal Natl Mtge Assn #684595
   03-01-33                     6.00        2,200,084(f)     2,225,464
Federal Natl Mtge Assn #688034
   03-01-33                     5.50          649,800(f)       645,629
Federal Natl Mtge Assn #688691
   03-01-33                     5.50        1,251,959(f)     1,241,232
Federal Natl Mtge Assn #703818
   05-01-33                     6.00          526,077(f)       532,980
Federal Natl Mtge Assn #711503
   06-01-33                     5.50        1,441,256(f)     1,434,272
Federal Natl Mtge Assn #735029
   09-01-13                     5.28          864,655(f)       869,958
Federal Natl Mtge Assn #741850
   09-01-33                     5.50        2,382,430(f)     2,362,016
Federal Natl Mtge Assn #753507
   12-01-18                     5.00        3,339,904(f)     3,305,705
Federal Natl Mtge Assn #755498
   11-01-18                     5.50        1,590,899(f)     1,603,016
Federal Natl Mtge Assn #756788
   11-01-33                     6.50          524,483(f)       539,199
Federal Natl Mtge Assn #757299
   09-01-19                     4.50        3,016,352(f)     2,935,931
GE Capital Commercial Mtge
  Series 2005-C3 Cl A1
   07-10-45                     4.59        1,048,398(f)     1,036,185
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35                     4.77        1,800,000(d,f)    1,765,127
General Electric Capital
  (European Monetary Unit) Sr Unsub
   06-20-07                     5.13          500,000           624,244
General Electric Capital
  (New Zealand Dollar)
   02-04-10                     6.63        3,530,000         2,409,564
Genworth Financial
  (Japanese Yen)
   06-20-11                     1.60      130,000,000         1,112,602
GMAC
   09-15-11                     6.88           65,000            62,058
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41                     4.55        1,050,000(f)      1,014,626
GMAC Commercial Mtge Securities
  Series 2005-C1 Cl A1
   05-10-43                     4.21          794,777(f)        780,500
Govt Natl Mtge Assn #604708
   10-15-33                     5.50        1,325,675(f)      1,333,331

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   --   RIVERSOURCE GLOBAL BOND FUND   ~-   PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                        Coupon        Principal          Value(a)
                                rate           amount

United States (cont.)
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-80 Cl CI
   01-20-32                     0.00%      $1,291,409(f,i)     $129,377
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36                     4.76        1,100,000(f)      1,081,407
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
   06-10-36                     4.88          500,000(f)        493,502
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38                     4.96          950,000(f)        939,540
GS Mtge Securities II
  Series 2005-GG4 Cl A1
   07-10-39                     4.37        1,307,978(f)      1,285,589
HCA
  Sr Nts
   03-15-14                     5.75          100,000            95,871
Hertz
  Sr Nts
   01-01-14                     8.88          135,000(d)        139,388
HSBC Bank USA
  Sub Nts
   08-15-35                     5.63        2,500,000         2,424,713
Intl Paper
  (European Monetary Unit)
   08-11-06                     5.38          505,000           621,039
IPALCO Enterprises
  Secured
   11-14-08                     8.38          250,000           263,125
ITT
   11-15-15                     7.38          130,000           141,050
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37                     4.37        1,119,776(f)      1,098,529
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
   10-15-37                     4.13          444,089(f)        427,635
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
   03-12-39                     3.97          405,689(f)        391,783
Kraft Foods
  Sr Unsecured
   11-01-11                     5.63        3,255,000         3,302,881
L-3 Communications
   06-15-12                     7.63          165,000           173,250
Lamar Media
   01-01-13                     7.25           50,000            51,625
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
   03-15-29                     3.97          750,000(f)        706,523
LB-UBS Commercial Mtge Trust
  Series 2004-C4 Cl A3
   06-15-29                     4.98          700,000(f)        700,363
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A4
   08-15-29                     4.58          975,000(f)        948,629

Bonds (continued)

Issuer                        Coupon        Principal          Value(a)
                                rate           amount

United States (cont.)
LB-UBS Commercial Mtge Trust
  Series 2004-C7 Cl A2
   10-15-29                     3.99%      $1,000,000(f)       $964,490
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
   12-15-29                     4.20        1,300,000(f)      1,263,951
LB-UBS Commercial Mtge Trust
  Series 2005-C3 Cl A1
   07-15-30                     4.39          812,038(f)        802,106
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl A2
   09-15-30                     4.89        1,075,000(f)      1,065,884
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09                     3.40          750,000(l)        742,245
MacDermid
   07-15-11                     9.13           35,000            37,056
Massey Energy
  Sr Nts
   12-15-13                     6.88           90,000(d)         90,788
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43                     4.22        1,053,638(f)      1,034,586
MGM MIRAGE
   10-01-09                     6.00           45,000            44,831
   07-15-15                     6.63          200,000           201,000
MGM MIRAGE
  Sr Nts
   02-27-14                     5.88           50,000            48,250
Mirant North America LLC
  Sr Nts
   12-31-13                     7.38           75,000(d)         76,313
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13                     6.13           45,000            44,606
Mohegan Tribal Gaming Authority
  Sr Sub Nts
   04-01-12                     8.00           75,000            79,031
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
   06-13-41                     4.34          775,000(f)        756,121
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40                     4.59          750,000(f)        728,910
Morgan Stanley Capital I
  Series 2005-IQ10 Cl A4A
   09-15-42                     5.23        1,075,000(f)      1,070,358
Morgan Stanley Group
  (European Monetary Unit)
  Unsub
   03-16-06                     5.25        2,125,000         2,589,365
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39                     5.98     1,400,000(f)         1,455,536
Nevada Power
   03-15-16                     5.95        70,000(d)            70,350
Newfield Exploration
  Sr Sub Nts
   08-15-12                     8.38          340,000           364,649

Bonds (continued)

Issuer                        Coupon        Principal          Value(a)
                                rate           amount

United States (cont.)
News America
   12-15-35                     6.40%      $2,265,000(d)     $2,255,492
Nextel Communications
  Sr Nts Series F
   03-15-14                     5.95          185,000           186,313
NRG Energy
  Sr Nts
   02-01-14                     7.25          325,000(g)        329,468
   02-01-16                     7.38          215,000(g)        218,763
Omnicare
  Sr Sub Nts
   12-15-13                     6.75          305,000           305,000
   12-15-15                     6.88          125,000           125,156
Overseas Private Investment
  U.S. Govt Guaranty Series 1996A
   09-15-08                     6.99        2,500,000         2,595,025
Pacific Energy Partners LP/Finance
  Sr Nts
   09-15-15                     6.25           60,000(d)         59,850
Peabody Energy
  Series B
   03-15-13                     6.88          175,000           181,125
Plains Exploration & Production
  Sr Nts
   06-15-14                     7.13           60,000            63,000
Plastipak Holdings
  Sr Nts
   12-15-15                     8.50           20,000(d)         20,500
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35                     4.49          615,000           603,223
Pride Intl
  Sr Nts
   07-15-14                     7.38           30,000            32,250
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36                     3.67          848,170(f)        812,801
Qwest
   03-15-12                     8.88          100,000           110,750
Qwest
  Sr Nts
   06-15-15                     7.63          145,000(d)        152,431
Renaissance Home Equity Loan Trust
  Series 2005-4 Cl A3
   02-25-36                     5.57          800,000           802,088
Residential Capital
  Sr Unsecured
   06-30-10                     6.38        2,275,000         2,332,032
Southern Star Central
  Secured
   08-01-10                     8.50           70,000            74,550
Sprint Capital
   11-15-28                     6.88        1,500,000         1,625,183
Station Casinos
  Sr Nts
   04-01-12                     6.00          100,000           100,000
Station Casinos
  Sr Sub Nts
   03-01-16                     6.88          355,000           360,769

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   --   RIVERSOURCE GLOBAL BOND FUND   --   PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                        Coupon        Principal          Value(a)
                                rate           amount

United States (cont.)
Susquehanna Media
  Sr Sub Nts
   04-15-13                    7.38%         $140,000          $151,200
Toyota Motor Credit
  (Japanese Yen) Sr Unsub
   06-09-08                     0.75      297,000,000         2,551,772
Transcontinental Gas Pipe Line
  Series B
   08-15-11                     7.00          150,000           158,063
Triad Hospitals
  Sr Nts
   05-15-12                     7.00          205,000           210,381
U.S. Treasury
   11-30-07                     4.25        3,125,000         3,109,619
   02-15-08                     3.38          775,000           757,866
   11-15-15                     4.50        4,195,000         4,185,331
   08-15-23                     6.25        6,235,000(k)      7,339,766
   02-15-26                     6.00        4,165,000(k)      4,833,841
U.S. Treasury Inflation-Indexed Bond
   01-15-15                     1.63        5,532,716(m)      5,365,335

Bonds (continued)

Issuer                        Coupon        Principal          Value(a)
                                rate           amount

United States (cont.)
Verizon Pennsylvania
  Series A
   11-15-11                     5.65%      $7,750,000(k)     $7,725,664
Wachovia Bank Commercial Mtge Trust
  Series 2003-C8 Cl A2
   11-15-35                     3.89        1,250,000(f,g)    1,210,891
Wachovia Capital Trust III
  Bank Guaranteed
   03-15-36                     5.80        1,000,000         1,002,026
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR17 Cl A1C1
   12-25-45                     4.72        1,096,943(f,o)    1,096,943
Total                                                       180,571,097

Total Bonds
(Cost: $507,231,044)                                       $517,914,539

Short-Term Securities (1.6%)

Issuer                     Effective           Amount          Value(a)
                               yield       payable at
                                             maturity

Commercial Paper
Alpine Securitization
   02-01-06                     4.48%      $3,500,000(n)     $3,499,564
Dexia Delaware LLC
   02-06-06                     4.31        5,000,000         4,996,409

Total Short-Term Securities
(Cost: $8,497,007)                                           $8,495,973
Total Investments in Securities
(Cost: $515,728,051)(p)                                    $526,410,512

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2006, the value of these securities amounted to $19,501,532 or 3.7% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2006.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Jan. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,679,694.

(h)   Negligible market value.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Jan. 31, 2006.

(j) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2006, is as follows:

        Security                                  Acquisition            Cost
                                                dates

      Greater Beijing First Expressways
        9.50% Sr Nts 2007                  06-12-97 thru 09-16-98    $118,924

--------------------------------------------------------------------------------
5   --   RIVERSOURCE GLOBAL BOND FUND   --   PORTFOLIO HOLDINGS AT JAN. 31, 2006

(k) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                    Notional amount

      Purchase contracts

      Euro-Bund, March 2006, 10-year                          $ 2,100,000
      U.S. Treasury Note, March 2006, 2-year                   22,400,000
      U.S. Long Bond, March 2006, 20-year                       4,900,000

      Sale contracts

      U.S. Treasury Note, March 2006, 5-year                   10,300,000
      U.S. Treasury Note, March 2006, 10-year                  22,000,000

(l) The following abbreviations is used in the portfolio security descriptions to identify the insurer of the issue:

      FGIC   -- Financial Guaranty Insurance Company
      FSA    -- Financial Security Assurance
      MBIA   -- MBIA Insurance Corporation

(m) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(n) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2006, the value of these securities amounted to $3,499,564 or 0.7% of net assets.

(o) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2006.

(p) At Jan. 31, 2006, the cost of securities for federal income tax purposes was approximately $515,728,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                 $21,271,000
      Unrealized depreciation                                 (10,589,000)
      Net unrealized appreciation                             $10,682,000


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
6  ~-   RIVERSOURCE GLOBAL BOND FUND   ~-   PORTFOLIO HOLDINGS AT JAN. 31, 2006

                               PORTFOLIO HOLDINGS
                                      FOR
                         RIVERSOURCE GLOBAL EQUITY FUND
                                AT JAN. 31, 2006


Investments in SECURITIES
RiverSource Global Equity Fund (formerly World Growth Portfolio)

Jan. 31, 2006 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common Stocks (99.5%)(c)

Issuer                                Shares                   Value(a)

Australia (2.4%)
Metals & Mining
Newcrest Mining                      290,309                 $5,766,182
Oxiana                             2,173,974(b)               3,329,142
Zinifex                            1,231,975                  7,331,590
Total                                                        16,426,914

Bermuda (0.4%)
Insurance
PartnerRe                             43,204                  2,669,143

Brazil (1.3%)
Metals & Mining (0.9%)
Cia Vale do Rio Doce ADR             125,948                  5,589,572

Paper & Forest Products (0.4%)
Aracruz Celulose ADR                  76,501                  3,001,899

Canada (2.0%)
Airlines (0.5%)
ACE Aviation Holdings Cl A           114,100(b)               3,566,251

Electrical Equipment (0.1%)
Harbin Power Equipment
  Cl H                             1,078,000                    854,618

Metals & Mining (0.7%)
Cameco                                60,800                  4,793,004

Oil & Gas (0.7%)
Suncor Energy                         59,374                  4,757,045

France (3.1%)
Commercial Banks (1.0%)
BNP Paribas                           76,644                  6,835,747

Electrical Equipment (1.2%)
Schneider Electric                    75,325                  7,871,353

Pharmaceuticals (0.9%)
Sanofi-Aventis                        70,207                  6,436,525

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Germany (4.1%)
Chemicals (0.4%)
Bayer                                 64,699                 $2,702,022

Electric Utilities (0.7%)
E.ON                                  41,070                  4,587,687

Health Care Providers & Services (1.0%)
Fresenius Medical Care                62,706                  6,684,501

Multi-Utilities & Unregulated Power (0.5%)
RWE                                   43,265                  3,565,384

Software (0.5%)
SAP                                   16,764                  3,432,332

Thrifts & Mortgage Finance (1.0%)
Hypo Real Estate Holding             110,000                  7,177,592

Greece (1.1%)
Construction Materials
TITAN Cement                         164,696                  7,244,416

Hong Kong (3.8%)
Multiline Retail (0.7%)
Lifestyle Intl Holdings            3,275,000                  4,876,088

Real Estate (1.8%)
Hang Lung Properties               1,900,000                  3,698,356
New World Development              2,934,600                  4,293,614
Sun Hung Kai Properties              456,000                  4,723,120
Total                                                        12,715,090

Specialty Retail (1.3%)
Esprit Holdings                      987,500                  8,586,126

India (0.1%)
Commercial Banks
State Bank of India GDR               14,387                    664,248

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Italy (0.9%)
Oil & Gas
Eni                                  193,225                 $5,841,514

Japan (18.2%)
Automobiles (1.1%)
Honda Motor                          130,000                  7,381,074

Capital Markets (2.1%)
Nomura Holdings                      369,500                  7,213,598
Tokai Tokyo Securities             1,020,000                  7,217,391
Total                                                        14,430,989

Commercial Banks (4.3%)
Bank of Yokohama                     610,000                  4,940,324
Chiba Bank                           582,000                  5,264,297
Mitsubishi UFJ Financial
  Group                                  899                 12,952,345
Mizuho Financial Group                   804                  6,580,051
Total                                                        29,737,017

Consumer Finance (0.4%)
Aiful                                 41,050                  2,771,662

Electronic Equipment & Instruments (0.9%)
Hoya                                 153,600                  6,154,476

Food & Staples Retailing (0.7%)
Seven-I Holdings                     112,000                  4,735,891

Household Durables (3.0%)
Daito Trust Construction             114,900                  5,387,468
Daiwa House Industry                 218,000                  3,661,211
GOLDCREST                             66,230                  5,815,593
Sharp                                293,000                  5,357,928
Total                                                        20,222,200

Insurance (2.0%)
Nisshin Fire & Marine
  Insurance                          653,000                  2,816,863
T&D Holdings                         148,100                 10,567,749
Total                                                        13,384,612


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   RIVERSOURCE GLOBAL EQUITY FUND  --  PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                                Shares                   Value(a)

Japan (cont.)
Machinery (1.5%)
AMADA                                713,000                 $6,461,373
Komatsu                              190,000                  3,506,820
Total                                                         9,968,193

Metals & Mining (0.7%)
Nisshin Steel                      1,488,000                  5,061,483

Real Estate (1.0%)
Mitsui Fudosan                       330,000                  6,948,849

Transportation Infrastructure (0.5%)
Kamigumi                             362,000                  3,194,118

Netherlands (1.6%)
Diversified Financial Services (0.8%)
ING Groep                            150,000                  5,353,120

Food Products (0.8%)
Royal Numico                         127,846(b)               5,809,925

Russia (0.4%)
Wireless Telecommunication Services
Mobile Telesystems ADR                72,758                  2,726,970

South Africa (0.7%)
Food & Staples Retailing
Massmart Holdings                    485,061                  4,740,879

South Korea (6.2%)
Chemicals (0.5%)
Hanwha Chemical                      200,000                  3,287,359

Commercial Banks (2.3%)
Kookmin Bank                         100,990                  8,022,228
Shinhan Financial Group              191,610                  8,156,787
Total                                                        16,179,015

Machinery (0.2%)
Hyundai Heavy Inds                    18,040                  1,309,551

Metals & Mining (1.1%)
POSCO                                 31,631                  7,232,848

Semiconductors & Semiconductor Equipment (2.1%)
Samsung Electronics                   18,695                 14,346,469

Sweden (0.9%)
Communications Equipment
Telefonaktiebolaget
  LM Ericsson Cl B                 1,650,539                  5,956,192

Switzerland (5.7%)
Capital Markets (3.2%)
Credit Suisse Group                  143,529                  8,382,444
UBS                                  125,105                 13,604,753
Total                                                        21,987,197

Health Care Equipment & Supplies (0.7%)
Nobel Biocare Holding                 21,063                  4,778,806

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Switzerland (cont.)
Pharmaceuticals (1.8%)
Novartis                              84,050                 $4,616,109
Roche Holding                         48,482                  7,661,839
Total                                                        12,277,948

Taiwan (2.6%)
Real Estate (0.7%)
Hung Poo Real Estate Development   6,623,000                  4,619,879

Semiconductors & Semiconductor Equipment (1.9%)
Taiwan
  Semiconductor Mfg                1,700,000                  3,376,709
Taiwan
  Semiconductor Mfg ADR              916,476                  9,897,940
Total                                                        13,274,649

United Kingdom (5.8%)
Capital Markets (0.4%)
3i Group                             180,271                  2,940,506

Commercial Banks (0.5%)
Standard Chartered                   143,220                  3,553,897

Electric Utilities (0.9%)
British Energy Group                 544,538(b)               5,908,604

Food & Staples Retailing (1.0%)
Tesco                              1,245,600                  7,045,838

Food Products (0.5%)
Cadbury Schweppes                    331,288                  3,252,907

Hotels, Restaurants & Leisure (0.5%)
InterContinental
  Hotels Group                       208,584                  3,213,112

Metals & Mining (1.2%)
BHP Billiton                         441,866                  8,162,515

Oil & Gas (0.8%)
BP                                   464,057                  5,580,138

United States (38.2%)
Aerospace & Defense (0.9%)
United Technologies                  108,558                  6,336,530

Beverages (0.6%)
PepsiCo                               72,699                  4,156,929

Biotechnology (1.9%)
Amgen                                 67,935(b)               4,951,782
Myogen                               125,308(b)               4,676,495
ViroPharma                           139,877(b)               3,246,545
Total                                                        12,874,822

Capital Markets (3.4%)
Bear Stearns Companies                37,617                  4,757,046
E*TRADE Financial                    417,275(b)               9,926,971
Goldman Sachs Group                   23,250                  3,284,063
Lehman Brothers Holdings              36,837                  5,173,757
Total                                                        23,141,837

Common Stocks (continued)

Issuer                                Shares                   Value(a)

United States (cont.)
Commercial Banks (0.8%)
Bank of America                      124,653                 $5,513,402

Communications Equipment (0.7%)
Cisco Systems                        249,609(b)               4,635,239

Consumer Finance (0.9%)
American Express                     111,106                  5,827,510

Food & Staples Retailing (0.6%)
Walgreen                              87,962                  3,806,995

Health Care Equipment & Supplies (1.5%)
St Jude Medical                       86,321(b)               4,240,951
Thermo Electron                      188,238(b)               6,332,326
Total                                                        10,573,277

Health Care Providers & Services (1.7%)
Laboratory Corp of America
  Holdings                            56,568(b)               3,317,713
WellPoint                            104,108(b)               7,995,495
Total                                                        11,313,208

Household Durables (1.6%)
Centex                                61,524                  4,392,198
DR Horton                            176,000                  6,568,320
Total                                                        10,960,518

Insurance (1.2%)
American Intl Group                   54,573                  3,572,349
Genworth Financial Cl A              130,693                  4,281,502
Total                                                         7,853,851

Internet Software & Services (0.7%)
Google Cl A                           11,128(b)               4,821,206

Machinery (1.3%)
Caterpillar                          127,800                  8,677,620

Media (0.4%)
RH Donnelley                          45,247(b)               2,969,122

Multi-Utilities & Unregulated Power (1.0%)
Mirant                               238,453(b)               6,676,684

Oil & Gas (9.0%)
EOG Resources                         82,892                  7,007,690
Forest Oil                        160,453(b)                  8,263,330
Kerr-McGee                            80,592                  8,896,551
Marathon Oil                          87,349                  6,714,518
Occidental Petroleum                  70,790                  6,916,891
Ultra Petroleum                      152,772(b)              10,509,185
Valero Energy                        217,119                 13,554,738
Total                             61,862,903

Pharmaceuticals (1.7%)
Johnson & Johnson                    141,871                  8,163,258
Wyeth                                 67,865                  3,138,756
Total                                                        11,302,014

Semiconductors & Semiconductor Equipment (0.6%)
Freescale
  Semiconductor Cl A                 176,235(b)               4,434,073


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   --   RIVERSOURCE GLOBAL EQUITY FUND  --  PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                                Shares                   Value(a)

United States (cont.)
Software (2.4%)
Adobe Systems                        103,099                 $4,095,092
Microsoft                            436,982                 12,301,044
Total                                                        16,396,136

Specialty Retail (2.2%)
Home Depot                           269,863                $10,942,945
Staples                              185,069                  4,387,974
Total                                                        15,330,919

Tobacco (0.3%)
Altria Group                          29,966                  2,167,740

Common Stocks (continued)

Issuer                                Shares                   Value(a)

United States (cont.)
Wireless Telecommunication Services (2.8%)
American Tower Cl A                  343,889(b)             $10,639,926
Leap Wireless Intl                   220,059(b)               8,142,183
Total                                                        18,782,109

Total Common Stocks
(Cost: $537,881,641)                                       $678,822,603

Short-Term Securities (0.9%)

Issuer                          Effective         Amount       Value(a)
                                  yield         payable at
                                                 maturity

Commercial Paper
Fairway Finance
  02-01-06                       4.48%        $6,200,000(d)  $6,199,228

Total Short-Term Securities
(Cost: $6,200,000)                                           $6,199,228

Total Investments in Securities
(Cost: $544,081,641)(e)                                    $685,021,831


Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2005.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2006, the value of these securities amounted to $6,199,228 or 0.9% of net assets.

(e) At Jan. 31, 2006, the cost of securities for federal income tax purposes was approximately $544,082,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $143,372,000
      Unrealized depreciation                                    (2,432,000)
      Net unrealized appreciation                              $140,940,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
3   --   RIVERSOURCE GLOBAL EQUITY FUND  --  PORTFOLIO HOLDINGS AT JAN. 31, 2006

                               PORTFOLIO HOLDINGS
                                      FOR
                       RIVERSOURCE GLOBAL TECHNOLOGY FUND
                                AT JAN. 31, 2006


Investments in SECURITIES
RiverSource Global Technology Fund (formerly World Technologies Portfolio)

Jan. 31, 2006 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common Stocks (97.4%)

Issuer                                Shares                   Value(a)

Communications Equipment (10.1%)
Avocent                               28,253(b)                $939,977
Cisco Systems                        614,558(b)              11,412,341
Corning                               96,536(b)               2,350,652
Extreme Networks                     138,735(b)                 679,802
Nokia ADR                             71,475(c)               1,313,711
Scientific-Atlanta                    40,117                  1,715,403
Total                                                        18,411,886

Computers & Peripherals (7.9%)
Dell                                 116,929(b)               3,427,189
EMC                                  357,282(b)               4,787,579
Hewlett-Packard                       82,724                  2,579,334
Intl Business Machines                23,428                  1,904,696
Seagate Technology                    66,009(b,c)             1,721,515
Total                                                        14,420,313

Construction & Engineering (0.4%)
MasTec                                60,000(b)                 723,000

Diversified Telecommunication Services (7.4%)
ALLTEL                                20,126                  1,208,164
Cogent Communications
  Group                              203,500(b,d)             1,332,925
Qwest Communications Intl            482,832(b)               2,906,649
Sprint Nextel                        307,076                  7,028,969
Telewest Global                       40,540(b,c)               944,582
Total                                                        13,421,289

Electronic Equipment & Instruments (3.0%)
Flextronics Intl                     172,670(b,c)             1,806,128
Hon Hai Precision Industry           393,000(c)               2,643,029
Intl DisplayWorks                    164,000(b)               1,064,360
Total                                                         5,513,517

Household Durables (1.1%)
Sony                                  42,000(c)               2,040,921

Internet & Catalog Retail (2.1%)
eBay                                  89,213(b)               3,845,080

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Internet Software & Services (3.5%)
Google Cl A                           10,096(b)              $4,374,092
Interwoven                            50,737(b)                 482,509
Loudeye                            1,222,993(b)                 479,413
MatrixOne                            198,108(b)                 988,559
Total                                                         6,324,573

IT Services (6.7%)
Affiliated Computer
  Services Cl A                       30,965(b)               1,938,409
Automatic Data Processing             31,192                  1,370,576
Cognizant Technology
  Solutions Cl A                      33,525(b)               1,755,704
First Data                            50,982                  2,299,288
Ness Technologies                    278,810(b,c)             3,228,620
Patni Computer
  Systems ADR                         39,664(b,c)               918,222
Telvent GIT                           60,000(b,c)               663,600
Total                                                        12,174,419

Media (3.3%)
Comcast Cl A                          41,900(b)               1,165,658
NTL                                   51,222(b)               3,239,791
WorldSpace Cl A                      126,005(b,d)             1,600,264
Total                                                         6,005,713

Metals & Mining (0.2%)
Novastar Resources                   344,185(b)                 278,790

Semiconductors & Semiconductor Equipment (26.3%)
Analog Devices                       121,939                  4,849,514
Atmel                                304,287(b)               1,201,934
Broadcom Cl A                         63,492(b)               4,330,154
Credence Systems                     196,219(b)               1,716,916
Cypress Semiconductor                118,050(b)               1,998,587
Fairchild
  Semiconductor Intl                 124,905(b)               2,491,855
Freescale
  Semiconductor Cl A                  45,723(b)               1,150,391
Hynix Semiconductor                   84,800(b,c)             3,280,141

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Semiconductors & Semiconductor Equipment (cont.)
Integrated Device
  Technology                         346,798(b)              $4,817,024
Linear Technology                     47,490                  1,767,103
Maxim Integrated Products             66,806                  2,741,718
MEMC Electronic Materials             82,502(b)               2,357,907
PMC-Sierra                           233,717(b)               2,210,963
Samsung Electronics                   10,860(c)               8,333,921
Texas Instruments                    112,309                  3,282,792
Vitesse Semiconductor                389,329(b)               1,012,255
Total                                                        47,543,175

Software (22.9%)
Activision                            98,235(b)               1,408,690
Adobe Systems                        127,447                  5,062,194
Altiris                               47,160(b)                 921,978
BEA Systems                          183,791(b)               1,905,913
Compuware                            355,909(b)               2,932,690
Hyperion Solutions                    32,771(b)               1,127,650
i2 Technologies                       56,276(b,d)               934,182
Mercury Interactive                   63,448(b)               2,204,818
Microsoft                            236,238                  6,650,099
Open Solutions                        41,950(b)               1,090,281
OPNET Technologies                   100,000(b)                 881,000
Oracle                               472,880(b)               5,944,101
Quest Software                       151,765(b)               2,403,958
Symantec                             211,581(b)               3,888,859
TIBCO Software                       359,541(b)               2,872,733
Wind River Systems                   103,763(b)               1,388,349
Total                                                        41,617,495

Specialty Retail (1.0%)
Circuit City Stores                   74,250                  1,871,843

Wireless Telecommunication Services (1.6%)
NeuStar Cl A                          41,545(b)               1,205,220
Vodafone Group                       774,780(c)               1,626,251
Total                                                         2,831,471

Total Common Stocks
(Cost: $159,216,718)                                       $177,023,485


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE GLOBAL TECHNOLOGY FUND  --  PORTFOLIO HOLDINGS AT JAN. 31, 2006

Other (--%)

Issuer                                Shares                   Value(a)

UBI Soft Entertainment
  Warrants                             5,712(b,c)               $46,849

Total Other
(Cost: $19,674)                                                 $46,849

Short-Term Securities (3.9%)(e)

Issuer                     Effective         Amount            Value(a)
                             yield         payable at
                                            maturity

Commercial Paper
Fairway Finance
  02-01-06                   4.48%         $2,600,000(f)     $2,599,676
Goldman Sachs Group
  02-02-06                   4.31           4,500,000         4,498,923

Total Short-Term Securities
(Cost: $7,099,461)                                           $7,098,599

Total Investments in Securities
(Cost: $166,335,853)(g)                                    $184,168,933

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2006, the value of foreign securities represented 15.7% of net assets.

(d)   At Jan. 31, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.7% of net assets. 3.2% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2006, the value of these securities amounted to $2,599,676 or 1.4% of net assets.

(g) At Jan. 31, 2006, the cost of securities for federal income tax purposes was approximately $166,336,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $21,426,000
      Unrealized depreciation                                    (3,593,000)
      Net unrealized appreciation                               $17,833,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
2 -- RIVERSOURCE GLOBAL TECHNOLOGY FUND  --  PORTFOLIO HOLDINGS AT JAN. 31, 2006

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP Global Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 30, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 30, 2006